UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  August 30, 2011 to September 12, 2011

  Commission File Number of issuing entity: 333-172143-01

  DBUBS 2011-LC3 Mortgage Trust
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-172143

  Deutsche Mortgage & Asset Receiving Corporation
  (Exact name of depositor as specified in its charter)

  German American Capital Corporation
  UBS Real Estate Securities Inc.
  Ladder Capital Finance LLC
  Starwood Property Mortgage Sub-2-A, L.L.C.
  Starwood Property Mortgage Sub-3, L.L.C.
  Starwood Property Mortgage Sub-4, L.L.C.
  (Exact name of sponsors as specified in its charter)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3847613
  38-3847614
  38-3847615
  38-6988397
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-4                           ______     ______   ___X___       ___________
  A-M                           ______     ______   ___X___       ___________
  B                             ______     ______   ___X___       ___________
  C                             ______     ______   ___X___       ___________
  D                             ______     ______   ___X___       ___________
  E                             ______     ______   ___X___       ___________
  F                             ______     ______   ___X___       ___________
  G                             ______     ______   ___X___       ___________
  PM-1                          ______     ______   ___X___       ___________
  PM-2                          ______     ______   ___X___       ___________
  PM-3                          ______     ______   ___X___       ___________
  PM-4                          ______     ______   ___X___       ___________
  PM-5                          ______     ______   ___X___       ___________
  V                             ______     ______   ___X___       ___________
  R                             ______     ______   ___X___       ___________
  LR                            ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________
  X-B                           ______     ______   ___X___       ___________
  PM-X                          ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On September 12, 2011 a distribution was made to holders of the certificates issued by DBUBS 2011-LC3 Mortgage Trust.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  Part II - OTHER INFORMATION

  Item 3. Sales of Securities and Use of Proceeds.

  On August 30, 2011, a single series of mortgage pass-through certificates, entitled DBUBS 2011-LC3 Commercial Mortgage Pass-Through Certificates (the "Certificates"), was issued pursuant to a pooling and servicing agreement (the "Pooling and Servicing Agreement") dated as of August 1, 2011, among Deutsche Mortgage & Asset Receiving Corporation, as depositor (the "Registrant"), Wells Fargo Bank, National Association, as master servicer, Midland Loan Services, a Division of PNC Bank, National Association, as a special servicer, Wells Fargo Bank, National Association, as a special servicer, U.S. Bank National Association, as trustee, TriMont Real Estate Advisors, Inc., as operating advisor, and Wells Fargo Bank, National Association, as certificate administrator, paying agent and custodian.

  The Certificates consist of the following classes (each, a "Class"), designated as (i) the Class A-1 Certificates, Class A-2 Certificates, Class A-3 Certificates and Class A-4 Certificates (collectively, the "Offered Certificates") and (ii) the Class X-A Certificates, Class X-B Certificates, Class A-M Certificates, Class B Certificates, Class C Certificates, Class D Certificates, Class E Certificates, Class F Certificates, Class G Certificates, the Class V Certificates, Class R Certificates, Class LR Certificates, Class PM-1 Certificates, Class PM-X Certificates, Class PM-2 Certificates, Class PM-3 Certificates, Class PM-4 Certificates and Class PM-5 Certificates (collectively, the "Private Certificates").

  The Certificates represent, in the aggregate, the entire beneficial ownership in DBUBS 2011-LC3 Mortgage Trust (the "Issuing Entity"), a common law trust fund formed under the laws of the State of New York pursuant to the Pooling and Servicing Agreement. The assets of the Issuing Entity consist primarily of 43 fixed-rate mortgage loans (the "Mortgage Loans") secured by first liens on 64 commercial, multifamily, and manufactured housing community properties. Certain of the Mortgage Loans were acquired by the Registrant from German American Capital Corporation ("GACC") pursuant to a Mortgage Loan Purchase Agreement, dated as of August 30, 2011, between the Registrant and GACC; certain of the Mortgage Loans were acquired by the Registrant from UBS Real Estate Securities Inc. ("UBS") pursuant to a Mortgage Loan Purchase Agreement, dated as of August 30, 2011, between the Registrant and UBS; certain of the Mortgage Loans were acquired by the Registrant from Ladder Capital Finance
  LLC ("Ladder") pursuant to a Mortgage Loan Purchase Agreement, dated as of August 30, 2011, between the Registrant, Ladder and Ladder Capital Finance Holdings LLLP; certain of the Mortgage Loans were acquired by the Registrant from Starwood Property Mortgage Sub-2-A, L.L.C. ("Starwood Sub-2-A") pursuant to a Mortgage Loan Purchase Agreement, dated as of August 30, 2011, between the Registrant, Starwood Sub-2-A and Starwood Property Mortgage, L.L.C.; certain of the Mortgage Loans were acquired by the Registrant from Starwood Property Mortgage Sub-3, L.L.C. ("Starwood Sub-3") pursuant to a Mortgage Loan Purchase Agreement, dated as of August 30, 2011, between the Registrant, Starwood Sub-3 and Starwood Property Mortgage, L.L.C.; and certain of the Mortgage Loans were acquired by the Registrant from Starwood Property Mortgage Sub-4, L.L.C. ("Starwood Sub-4" and, collectively with GACC, UBS, Ladder, Starwood Sub-2-A and Starwood Sub-3, the "Sellers") pursuant to a Mortgage Loan Purchase Agreement, dated as of August 30, 2011, between the Registrant, Starwood Sub-4 and Starwood Property Mortgage, L.L.C.

  The funds to be used by the Registrant to pay the purchase price for the Mortgage Loans were derived from the proceeds from the sale of Certificates by the Registrant to Deutsche Bank Securities Inc. ("DBS"), UBS Securities LLC ("UBS Securities"), Ladder Capital Securities LLC ("LCS"), J.P. Morgan Securities LLC ("JPM") and Nomura Securities International, Inc. ("Nomura") pursuant to the Underwriting Agreement, among the Registrant, DBS, UBS Securities, LCS, JPM and Nomura (pertaining to the Offered Certificates), and a Certificate Purchase Agreement, dated August 11, 2011, among the Registrant, DBS, UBS Securities and LCS (pertaining to the Private Certificates, which were sold in a transaction exempt from registration under the Securities
  Act of 1933, as amended). On August 30, 2011, the Registrant transferred the Mortgage Loans to the Trust Fund pursuant to the Pooling and Servicing Agreement. The consideration received by the Registrant in exchange for such transfer consisted of the Certificates. The Offered Certificates and the Mortgage Loans are more particularly described in the Prospectus Supplement, dated August 11, 2011, supplementing the Prospectus dated August 11, 2011, each as filed with the Securities and Exchange Commission.


  Item 6. Significant Obligors of Pool Assets.

  The Three Allen Center mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement filed with the SEC on August 26, 2011. There are no current updates to the net operating income at this time.

  The Times Square Hotel Portfolio mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement filed with the SEC on August 26, 2011. There are no current updates to the net operating income at this time.

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by DBUBS 2011-LC3 Mortgage Trust, relating to the September 12, 2011 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  Deutsche Mortgage & Asset Receiving Corporation
  (Depositor)

  /s/ Helaine M. Kaplan
  Helaine M. Kaplan, President

  Date: September 27, 2011

  /s/ Peter Ferdinandi
  Peter Ferdinandi, Vice President, Treasurer, Chief Financial Officer and Chief Accounting Officer

  Date: September 27, 2011

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by DBUBS 2011-LC3 Mortgage Trust, relating to the September 12, 2011 distribution.